Vessels Under Construction Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Vessel [Roll Forward]
Vessels under construction Balance, Beginning	$ 180,000	$ 288,282
Installment payments and other	29,642	401,556
Interest capitalized	361	6,951	$ 11,886
Transfer from vessel under construction to vessels	(203,293)	(506,362)
Write off due to contract cancellation		10,427
Vessels under construction Balance, Ending	$ 6,710	$ 180,000	$ 288,282